united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Fair Value
	COMMON STOCK - 68.6%
	AEROSPACE / DEFENSE - 0.9%
1,020	HEICO Corp.	$ 61,608
996	TransDigm Group, Inc. +	195,565
		257,173
	AGRICULTURE - 0.9%
1,785	Archer-Daniels-Midland Co. +	92,820
2,621	Lorillard, Inc.	164,966
		257,786
	AIRLINES - 1.9%
11,520	Delta Air Lines, Inc.	566,669

	APPAREL - 1.2%
1,684	Deckers Outdoor Corp. *+	153,311
12,640	Sequential Brands Group, Inc. *	165,205
776	Under Armour, Inc. *+	52,691
		371,207
	AUTO MANUFACTURERS - 1.0%
8,790	General Motors Co.	306,859

	AUTO PARTS & EQUIPMENT - 0.2%
1,200	Dorman Products, Inc. *	57,924

	BANKS - 1.4%
2,345	Bank of New York Mellon Corp.	95,137
748	Independent Bank Group Inc.	29,217
2,273	Signature Bank *+	286,307
		410,661
	BEVERAGES - 1.4%
730	Anheuser-Busch InBev	81,994
5,398	Coca-Cola Co.	227,903
11,436	MusclePharm Corp. *	97,206
		407,103
	BIOTECHNOLOGY - 1.4%
670	Amgen, Inc.	106,724
896	BioMarin Pharmaceutical, Inc. *+	80,999
1,310	Gilead Sciences, Inc. *+	123,481
568	Puma Biotechnology, Inc. *+	107,505
		418,709
	BUILDING MATERIALS- 0.1%
547	Patrick Industries, Inc *	24,057

	CHEMICALS - 3.5%
1,005	Ashland, Inc. +	120,359
2,025	CF Industries Holdings, Inc.	551,893
1,135	EI du Pont de Nemours & Co.	83,922
910	International Flavors & Fragrances, Inc.	92,238
2,265	Lyndell Basell Industries NV	179,818
		1,028,230
	COMMERCIAL SERVICES - 6.4%
9,121	Aaron's, Inc.	278,829
2,364	Advisory Board Co. *+	115,789
581	Ascent Capital Group, Inc. *	30,752
4,349	Avis Budget Group, Inc. *	288,469
1,540	Cintas Corp.	120,798
40,111	Command Security Corp. *	72,200
7,224	Electro Rent Corp.	101,425
4,814	ExamWorks Group, Inc. *+	200,214
1,577	FirstService Corp. +	80,206
10,209	Hertz Global Holdings, Inc. *	254,612
758	Huron Consulting Group, Inc. *+	51,840
1,115	Moody's Corp.	106,828
423	Nord Anglia Education, Inc. *	8,071
905	Paylocity Holding Corp. *	23,629
3,099	TriNet Group, Inc. *	96,937
32,677	Xueda Education Group - ADR +	78,098
		1,908,697

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Fair Value
	COMPUTERS - 7.1%
5,132	Apple, Inc.	$ 566,470
9,560	Computer Sciences Corp.	602,758
1,443	EPAM Systems, Inc. *	68,903
1,133	FleetMatics Group PLC *+	40,210
2,450	Hewlett-Packard Co.	98,318
1,202	IHS, Inc. *+	136,884
254	NCR Corp. *	7,402
1,050	SanDisk Corp. +	102,879
7,286	Science Applications International Corp.	360,876
3,221	VeriFone Systems, Inc. *+	119,821
		2,104,521
	COSMETICS / PERSONAL CARE - 0.5%
2,129	Colgate-Palmolive Co.	147,306

	DISTRIBUTION / WHOLESALE - 0.7%
7,688	LKQ Corp. *+	216,187

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
583	Affiliated Managers Group, Inc. *	123,736
2,844	Evercore Partners, Inc.	148,940
117	OnDeck Capital, Inc. *	2,624
1,325	Virtus Investment Partners, Inc. +	225,899
467	WageWorks, Inc. *+	30,154
		531,353
	ELECTRIC - 0.3%
1,190	Entergy Corp.	104,101

	ELECTRONICS - 0.3%
1,315	TE Connectivity Ltd.	83,174

	ENTERTAINMENT - 1.5%
2,089	Gaming and Leisure Properties Inc.	61,291
446	National CineMedia, Inc.	6,409
5,686	Pinnacle Entertainment, Inc. *	126,514
13,538	SeaWorld Entertainment, Inc.	242,330
		436,544
	ENVIRONMENTAL CONTROL - 0.3%
2,360	Waste Management, Inc. +	103,816

	FOOD - 1.6%
1,382	Fresh Market, Inc. *+	56,938
1,656	Pilgrim's Pride Corp. *	54,300
9,462	Tyson Foods, Inc.	379,332
		490,570
	HEALTHCARE - PRODUCTS - 1.0%
1,760	Hospira, Inc. *	107,800
1,204	Inogen, Inc. *	37,769
2,487	Insulet Corp. *	114,551
1,067	Masimo Corp. *+	28,105
		288,225
	HEALTHCARE - SERVICES - 0.4%
855	Humana, Inc. +	122,804

	HOME FURNISHINGS - 0.7%
3,764	Tempur Sealy International, Inc. *	206,681

	INSURANCE - 2.5%
7,948	American International Group, Inc. +	445,167
6,035	Greenlight Capital Re Ltd. *+	197,043
5,178	Third Point Reinsurance Ltd. *	75,029
720	United Insurance Holdings Corp.	15,804
		733,043

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares			Fair Value
	INTERNET - 4.1%
101	Alibaba Group Holding, Ltd.*		$ 10,498
505	Baidu, Inc. - ADR *+		115,125
745	F5 Networks, Inc. *+		97,196
4,088	Facebook, Inc. *		318,946
2,202	HomeAway, Inc. *		65,576
4,612	IAC/InterActive Corp.		280,363
5,071	VeriSign, Inc. *		289,047
1,493	Wayfair, Inc. *		29,636
			1,206,387
	IRON / STEEL - 0.2%
2,825	United States Steel Corp. + .	.	75,541

	LEISURE TIME - 0.9%
30,563	Black Diamond, Inc. *+		267,426

	LODGING - 1.6%
24,489	Belmond Ltd. *		302,929
6,515	Hilton Worldwide Holdings, Inc. *		169,976
181	Las Vegas Sands Corp.		10,527
			483,432
	MACHINERY - CONSTRUCTION & MINING - 0.2%
655	Caterpillar, Inc. +		59,952

	MACHINERY - DIVERSIFIED - 0.8%
1,512	Middleby Corp. *		149,839
1,404	Power Solutions International, Inc. *		72,461
			222,300
	METAL FABRICATE / HARDWARE - 0.1%
655	Rexnord Corp. *		18,478

	MINING - 1.8%
30,299	Dominion Diamond Corp. *		544,170

	MISCELLANEOUS MANUFACTURING - 0.3%
540	3M Co. +		88,733

	OIL & GAS - 0.2%
735	Exxon Mobil Corp.		67,951

	OIL & GAS SERVICES - 0.4%
614	Dril-Quip, Inc. *+		47,112
501	Geospace Technologies Corp. *		13,276
1,990	Natural Gas Services Group, Inc. *		45,850
			106,238
	PHARMACEUTICALS - 2.4%
2,766	ACADIA Pharmaceuticals, Inc. *		87,821
2,206	Johnson & Johnson		230,681
395	McKesson Corp.		81,994
930	Mead Johnson Nutrition Co		93,502
3,834	Merck & Co., Inc. +		217,733
			711,731
	REITS - 1.6%
720	Boston Properties, Inc.		92,657
1,255	Equity Residential		90,159
17,594	FelCor Lodging Trust, Inc.		190,367
815	Vornado Realty Trust		95,934
			469,117
	RETAIL - 6.1%
133	CarMax, Inc. *		8,855
1,563	Chuy's Holdings, Inc. *		30,744
2,511	Conn's Inc.		46,931
1,195	CVS Caremark Corp.		115,090
2,931	Five Below Inc		119,673
10,815	Francesca's Holdings Corp. *+		180,610
3,010	Kate Spade & Co. *		96,350
3,197	Lumber Liquidators Holdings Inc		211,993
4,945	Nordsrom, Inc.		392,584
3,052	Signet Jewelers Ltd		401,552
3,070	Yum! Brands, Inc.		223,649
			1,828,031

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares			Fair Value
	SAVINGS & LOANS - 0.6%
2,346	BofI Holding, Inc. *+		$ 182,542

	SEMICONDUCTORS - 0.5%
3,625	Applied Materials, Inc.		90,335
676	IPG Photonics Corp. *+		50,646
			140,981
	SOFTWARE - 6.7%
1,480	Check Point Software Technologies Ltd. *		116,284
117	Electronic Arts, Inc. *		5,501
2,574	Envestnet, Inc. *+		126,486
2,194	IMS Health Holdings, Inc. *		56,254
8,838	inContact, Inc. *		77,686
11,456	Microsoft Corp.		532,131
7,952	Monotype Imaging Holdings, Inc.		229,256
2,120	Open Text Corp.		123,511
3,094	RealPage, Inc. *+		67,944
1,341	Solera Holdings, Inc. +		68,633
1,846	SPS Commerce, Inc. *+		104,539
9,696	Take-Two Interactive Software, Inc. *		271,779
956	Ultimate Software Group, Inc. *+		140,355
950	VMware, Inc. *		78,394
			1,998,753
	TELECOMMUNICATIONS - 0.2%
408	InterDigital, Inc. +		21,583
5,526	ORBCOMM, Inc. *		36,140
			57,723
	TRANSPORTATION - 0.9%
1,299	Landstar System, Inc.		94,216
805	Norfolk Southern Corp.		88,236
1,946	XPO Logistics, Inc. *		79,553
			262,005

	TOTAL COMMON STOCKS (Cost - $17,501,539)		20,374,891

	EXCHANGE TRADED FUND - 0.6%
	EQUITY FUND - 0.6%
4,581	iShares U.S. Home Construction ETF		118,556
535	Powershares QQQ Trust Series 1		55,239
	TOTAL EXCHANGE TRADED FUNDS (Cost - $158,994)		173,795

Contracts + +		Expiration
	PURCHASED OPTIONS - 0.0%
	PURCHASED CALL OPTIONS - 0.0%
5	Five Below, Inc. @ $40	Jan-15	1,055
5	Five Below, Inc. @ $45	Jan-15	150
21	HomeAway, Inc. @ 35.0	Jan-15	263
			1,468
	PURCHASED PUT OPTIONS - 0.0%
6	Solazyme, Inc. @ 10	Jan-15	4,500

	TOTAL PURCHASED OPTIONS (Cost - $4,108)		5,968

Shares	SHORT - TERM INVESTMENTS - 15.3%
	MONEY MARKET FUNDS - 15.3%
38,016	Dreyfus Cash Management - Institutional Shares - 0.03% (a) +		38,016
4,512,350	Dreyfus Treasury Cash Management - Institutional Shares - 0.03% (a) +		4,512,350
	TOTAL MONEY MARKET FUNDS (Cost - $4,550,366)		4,550,366

	TOTAL INVESTMENTS - 84.5% (Cost - $22,215,007) (b)		$ 25,105,020
	OTHER ASSETS LESS LIABILITIES - 15.5%		4,619,247
	NET ASSETS - 100.0%		$ 29,724,267

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Fair Value
	SECURITIES SOLD SHORT - (25.2) %
	COMMON STOCKS - (21.4) %
	ADVERTISING - (0.1) %
(852)	MDC Partners, Inc.	$ (19,357)

	AEROSPACE/DEFENSE - (0.3)
(580)	Boeing Co.	(75,388)

	APPAREL - (1.3) %
(3,244)	Michale Kors Holdings Ltd. *	(243,624)
(718)	Ralph Lauren Corp.	(132,945)
		(376,569)
	AUTO PARTS & EQUIPMENT - (0.2) %
(1,300)	Borgwarner, Inc.	(71,435)

	BEVERAGES - (0.1) %
(1,078)	Coca-Cola Enterprises, Inc.	(45,513)

	BIOTECHNOLOGY - (0.1) %
(6,016)	Arena Pharmaceuticals, Inc. *	(20,876)

	COMMERCIAL SERVICES - (0.5) %
(1,718)	Ambow Education Holding Ltd. *	(34)
(479)	Cardtronics, Inc. *	(18,480)
(5,354)	Care.com, Inc. *	(44,331)
(1,620)	Grand Canyon Education, Inc. *	(75,589)
		(138,434)
	COMPUTERS - (0.2) %
(1,570)	NetApp, Inc.	(65,077)

	COSMETICS / PERSONAL CARE - (2.0) %
(24,055)	Avon Products, Inc.	(225,876)
(2,240)	Colgate-Palmolive Co.	(154,986)
(2,235)	Protcer & Gamble Co.	(203,586)
		(584,448)
	DISTRIBUTION / WHOLESALE - (0.3) %
(132)	Fossil Group, Inc. *	(14,618)
(2,430)	LKQ Corp. *	(68,332)
		(82,950)
	DIVERSIFIED FINANCIAL SERVICES - (0.6) %
(350)	Affiliated Managers Group, Inc. *	(74,284)
(7,153)	Calamos Asset Management, Inc.	(95,278)
		(169,562)
	ELECTRONICS - (0.5) %
(2,919)	Brady Corp.	(79,806)
(1,826)	Imax Corp. *	(56,423)
		(136,229)
	ENERGY - ALTERNATE SOURCES - (0.2) %
(193)	Amyris, Inc. *	(398)
(406)	SolarCity Corp. *	(21,713)
(14,527)	Solazyme, Inc. *	(37,480)
		(59,591)
	ENTERTAINMENT - (0.1) %
(1,748)	Pinnacle Entertainment, Inc. *	(38,893)

	FOOD - (1.9) %
(1,184)	Fresh Market, Inc. *	(48,781)
(3,032)	Pilgrim's Pride Corp.	(99,419)
(1,325)	Sanderson Farms, Inc.	(111,333)
(18,148)	Senomyx, Inc. *	(109,069)
(1,912)	Sprouts Farmers Market, Inc. *	(64,970)
(1,800)	Treehouse Foods, Inc. *	(153,954)
		(587,526)

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares		Fair Value
	HOME FURNISHINGS - (0.3) %
(2,621)	Ethan Allen Interiors, Inc.	$ (81,172)

	INSURANCE - (0.6) %
(1,797)	Blue Capital Reinsurance Holdings Ltd.	(31,897)
(439)	Montpelier Re Holdings Ltd.	(15,725)
(1,165)	StanCorp Financial Group Inc.	(81,387)
(1,116)	Validus Holdings Ltd.	(46,381)
		(175,390)
	INTERNET - (1.2) %
(245)	Amazon.com, Inc. *	(76,036)
(3,664)	Blue Nile, Inc. *	(131,941)
(315)	Pandora Media, Inc. *	(5,616)
(384)	Rubicon Project, Inc. *	(6,198)
(2,910)	Twitter, Inc. *	(104,382)
(698)	Yelp, Inc. *	(38,201)
		(362,374)
	LEISURE TIME - (0.7) %
(1,421)	Polaris Industries, Inc.	(214,912)

	MACHINERY - DIVERSIFIED - (0.4) %
(5,473)	Briggs & Stratton Corp.	(111,759)

	MEDIA - (0.5) %
(1,390)	CBS Corp.	(76,923)
(20,650)	Sirius XM Holdings, Inc. *	(72,275)
		(149,198)
	OIL & GAS - (1.2) %
(2,180)	Cabot Oil & Gas Corp.	(64,550)
(3,270)	Exxon Mobil Corp.	(302,311)
		(366,861)
	OIL & GAS SERVICES - (0.2) %
(3,412)	Weatherford International PLC *	(39,067)
(4,780)	Willbros Group, Inc. *	(29,971)
		(69,038)
	PHARMACEUTICALS - (1.0) %
(19,759)	MannKind Corp. *	(103,043)
(295)	USANA Health Sciences, Inc. *	(30,264)
(1,016)	Valeant Pharmaceuticals International, Inc. *	(145,400)
(3,975)	VIVUS, Inc. *	(11,448)
		(290,155)
	RETAIL - (5.5) %
(4,402)	Bed Bath & Beyond, Inc. *	(335,300)
(10,750)	Bloomin' Brands, Inc. *	(266,170)
(3,107)	Brinker International, Inc.	(182,350)
(1,248)	Burlington Stores, Inc. *	(58,980)
(551)	Panera Bread Co. *	(96,315)
(76)	Restoration Hardware Holdings, Inc. *	(7,297)
(1,562)	Sears Holdings Corp. *	(51,515)
(3,820)	Sonic Corp.	(104,019)
(2,228)	Target Corp.	(169,127)
(900)	TJX Cos. Inc.	(61,722)
(1,722)	Tractor Supply Co.	(135,728)
(2,253)	Williams-Sonoma, Inc.	(170,507)
		(1,639,030)
	SEMICONDUCTORS - (0.3) %
(2,779)	Intel Corp.	(100,850)

	SOFTWARE - (0.6) %
(2,900)	Castlight Health, Inc. *	(33,930)
(1,507)	Guidewire Software, Inc. *	(76,299)
(495)	Ultimate Software Group, Inc. *	(72,673)
		(182,902)

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares			Fair Value
	TELECOMMUNICATIONS - (0.5) %
(1,912)	NETGEAR, Inc. *		$ (68,029)
(2,347)	Ubiquiti Networks, Inc.		(69,565)
			(137,594)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $6,467,359)		(6,353,083)

	EXCHANGE TRADED FUNDS - (3.8) %
	EQUITY FUNDS - (3.8) %
(2,580)	iShares Russell 2000 ETF		(308,749)
(135)	PowerShares NASDAQ Internet Portfolio *		(9,062)
(535)	Powershares QQQ Trust Series 1		(55,239)
(3,717)	SPDR S&P 500 ETF Trust		(763,843)
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $1,078,935)		(1,136,893)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $7,546,294)		$ (7,489,976)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security
+	All or part of the security was held as collateral for securities sold short as of December 31, 2014.
+ +	Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.
(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $14,909,087 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,625,229
		Unrealized Depreciation:	(919,272)
		Net Unrealized Appreciation:	$ 2,705,957

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investment. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 20,374,891	$ -	$ -	$ 20,374,891
Exchange Traded Funds	173,795	-	-	173,795
Purchase Options	5,968	-	-	5,968
Short-Term Investments	4,550,366	-	-	4,550,366
Total Investments	$ 25,105,020	$ -	$ -	$ 25,105,020
Liabilities
Securities Sold Short
Common Stock	$ (6,353,083)	$ -	$ -	$ (6,353,083)
Exchange Traded Funds	(1,136,893)	-	-	(1,136,893)
Total Liabilities	$ (7,489,976)	$ -	$ -	$ (7,489,976)

The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period September 30, 2014 to December 31, 2014, were as follows:

	Put Options		Call Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	27	$ 42,169
Options purchased/written	4	2,583	54	87,773
Options closed	(3)	(2,294)	(77)	(125,872)
Options exercised	-	-	-	-
Options expired	(1)	(289)	(4)	(4,070)
Options outstanding, end of period	-	$ -	-	$ -

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 02/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 02/28/2015

By

*/s/ Brian Curley

Brian Curley, Treasurer

Date 02/28/2015